Share Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares Year Incentive_Plan	Dec. 31, 2018 CAD ($) shares Year $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of cash-settled share based incentive plans | Incentive_Plan	2
Option vesting period	3 years
Option expiration term	7 years
Weighted average fair value of share options granted	$ 1.54	$ 1.96	$ 1.96
Average risk-free interest rate	2.50%	2.00%
Average expected life | Year	4	4
Expected forfeiture rate	5.00%	5.00%
Expected volatility	57.00%	56.00%
Stock-based compensation expense	$ (8,193,000)	$ (6,390,000)
Employee Stock Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligible employees contribute	10.00%
Employees matching contribute percentage	20.00%
Compensation expense		1,000,000
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ (5,755,000)	(5,223,000)
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ (1,583,000)	$ (398,000)
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Exercised | shares	0	66,000
Weighted average share price | $ / shares			$ 4.02
Stock-based compensation expense	$ 2,000,000	$ 3,000,000
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price | $ / shares		$ 3.23		$ 4.29
Weighted average fair value of share options granted		$ 4.11	$ 4.11	$ 6.22
Average risk-free interest rate		2.30%		2.30%
Average expected life | Year		3		3
Expected volatility		56.00%		59.00%
Stock-based compensation expense		$ 12,000,000		$ 6,000,000
Expected dividend yield		0.00%		0.00%